SHARE-BASED PAYMENTS - Fair value of options granted (Details)		12 Months Ended
	Feb. 04, 2024	Dec. 31, 2024 Y $ / shares	Dec. 31, 2023 Y yr $ / shares	Dec. 31, 2023 Y yr € / shares	Dec. 31, 2022 Y yr $ / shares	Dec. 31, 2022 Y yr € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share split ratio (as a percent)	3.3269
Equity-settled awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividends			0.00%	0.00%	0.00%	0.00%
Equity-settled awards | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility			40.30%	40.30%	39.00%	39.00%
Expected life | yr			1.63	1.63	3.05	3.05
Risk-free interest rate			2.30%	2.30%	0.30%	0.30%
Equity-settled awards | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility			45.50%	45.50%	45.50%	45.50%
Expected life | yr			6.00	6.00	6.00	6.00
Risk-free interest rate			3.20%	3.20%	2.00%	2.00%
2019 & 2023 ESOP | Equity-settled awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | € / shares						€ 7.09
Expected dividends		0.00%
2019 & 2023 ESOP | Equity-settled awards | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of underlying share at measurement dates | (per share)		$ 13.00	$ 13.70	€ 12.40	$ 12.06	11.31
Exercise price | (per share)		$ 7.70	7.84	7.09	7.01
Expected volatility		39.80%
Expected life		1.03
Risk-free interest rate		4.00%
2019 & 2023 ESOP | Equity-settled awards | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of underlying share at measurement dates | (per share)		$ 18.94	15.49	14.02	13.22	12.40
Exercise price | (per share)		$ 14.19	10.69	9.68	7.89
Expected volatility		44.40%
Expected life		5.19
Risk-free interest rate		4.80%
2019 & 2023 ESOP | Time vested options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options | (per share)			6.07	5.50	6.05	5.67
2019 & 2023 ESOP | Time vested options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options | (per share)			9.25	8.37	7.35	6.90
2019 & 2023 ESOP | Brand performance based options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options | (per share)			5.67	5.13	5.87	5.51
2019 & 2023 ESOP | Brand performance based options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options | (per share)			7.59	6.87	7.06	6.62
2019 & 2023 ESOP | Group performance based options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options | (per share)			1.92	1.74	2.80	2.62
2019 & 2023 ESOP | Group performance based options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options | (per share)			3.57	3.23	3.50	3.28
2019 & 2023 ESOP | Cash-settled awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of underlying share at measurement dates | (per share)			$ 18.93	€ 17.13	$ 13.22	€ 12.40
Expected volatility		42.20%
Expected dividends		0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate		4.60%			2.50%	2.50%
2019 & 2023 ESOP | Cash-settled awards | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options | $ / shares		$ 0.22
Exercise price | (per share)			$ 7.74	€ 7.09	$ 7.89	€ 7.09
Expected volatility			40.00%	40.00%	41.80%	41.80%
Expected life		0.09	1.25	1.25	3.00	3.00
Risk-free interest rate			2.00%	2.00%
2019 & 2023 ESOP | Cash-settled awards | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options | $ / shares		$ 4.92
Exercise price | (per share)			$ 14.11	€ 12.92
Expected volatility			44.00%	44.00%	45.70%	45.70%
Expected life		1.75	4.25	4.25	5.25	5.25
Risk-free interest rate			2.90%	2.90%
2019 & 2023 ESOP | Time Vested Cash-settled Options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options | (per share)			$ 7.24	€ 6.55	$ 7.12	€ 6.68
2019 & 2023 ESOP | Time Vested Cash-settled Options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options | (per share)			11.87	10.75	7.33	6.87
2019 & 2023 ESOP | Brand Performance Based Cash-settled Options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options | (per share)			6.20	5.61	7.12	6.68
2019 & 2023 ESOP | Brand Performance Based Cash-settled Options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options | (per share)			12.14	10.98
2019 & 2023 ESOP | Group Performance Based Cash-settled Options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options | (per share)			8.15	7.38	$ 3.53	€ 3.31
2019 & 2023 ESOP | Group Performance Based Cash-settled Options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options | (per share)			$ 8.29	€ 7.51